Lease - Summary of Weighted Average Remaining Lease Term And Discount Rate (Details)	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Remaining lease term (in years)	3 years	3 years 9 months 29 days
Discount rate	6.00%	6.00%